UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(ZSCCX)

SEMI-ANNUAL REPORT
May 31, 2012

This page is intentionally left blank

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Statement of Cash Flows	26
Financial Highlights	27
Notes to Financial Statements	32
Expense Example	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack All-Cap Core Fund, the Zacks Market Neutral Fund, and the Zacks Small-Cap Core Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS – 95.4%
	CONSUMER DISCRETIONARY – 10.8%
2,015	BorgWarner, Inc.*	$144,576
4,555	Dollar Tree, Inc.*	469,985
2,490	Harman International Industries, Inc.	97,658
9,359	Macy's, Inc.	356,110
3,147	McDonald's Corp.	281,153
5,908	Ross Stores, Inc.	373,563
3,368	Scholastic Corp.	90,768
4,997	Time Warner, Inc.	172,247
4,223	Ulta Salon Cosmetics & Fragrance, Inc.	377,409
5,107	Walt Disney Co.	233,441
		2,596,910

	CONSUMER STAPLES – 13.3%
3,450	Coca-Cola Co.	257,819
3,036	Colgate-Palmolive Co.	298,439
4,555	Corn Products International, Inc.	232,715
15,635	Dean Foods Co.*	244,532
5,631	Dr. Pepper Snapple Group, Inc.	232,335
5,604	H.J. Heinz Co.	297,460
5,926	Hain Celestial Group, Inc.*	328,834
3,712	Hershey Co.	248,184
3,892	Kimberly-Clark Corp.	308,830
13,306	Kroger Co.	292,865
3,478	McCormick & Co., Inc.	196,020
3,727	Wal-Mart Stores, Inc.	245,311
		3,183,344

	ENERGY – 9.3%
2,374	Apache Corp.	193,196
3,236	Carrizo Oil & Gas, Inc.*	71,548
5,550	Chevron Corp.	545,620
5,549	Clean Energy Fuels Corp.*	75,522
2,926	Ensco PLC - ADR	131,407
5,870	Exxon Mobil Corp.	461,558
11,210	Marathon Oil Corp.	279,241
971	Oil States International, Inc.*	64,639
3,202	Royal Dutch Shell PLC - ADR	206,049
3,202	Schlumberger Ltd.	202,527
		2,231,307

	FINANCIALS – 13.5%
3,589	American Express Co.	200,374
7,613	Ares Capital Corp.	114,880

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,573	BlackRock, Inc.	$268,668
7,368	Citigroup, Inc.	195,326
10,670	East West Bancorp, Inc.	238,901
9,524	Hospitality Properties Trust - REIT	223,909
7,012	Invesco Ltd.	152,511
1,987	Jones Lang LaSalle, Inc.	144,058
7,010	JPMorgan Chase & Co.	232,381
8,171	Marsh & McLennan Cos., Inc.	261,309
7,426	MetLife, Inc.	216,913
5,549	Rayonier, Inc. - REIT	238,419
1,926	Toronto-Dominion Bank	147,089
4,085	Travelers Cos., Inc.	255,272
10,656	U.S. Bancorp	331,508
		3,221,518

	HEALTH CARE – 11.9%
938	Air Methods Corp.*	85,499
5,908	Amgen, Inc.	410,724
3,500	Express Scripts Holding Co.*	182,665
5,580	Hanger Orthopedic Group, Inc.*	120,361
6,598	HCA Holdings, Inc.	171,482
2,815	McKesson Corp.	245,693
8,337	Merck & Co., Inc.	313,304
634	Mettler-Toledo International, Inc.*	98,980
7,700	Myriad Genetics, Inc.*	185,801
2,981	Perrigo Co.	309,696
11,816	Pfizer, Inc.	258,416
5,300	Sirona Dental Systems, Inc.*	226,734
6,266	Teva Pharmaceutical Industries Ltd. - ADR	245,565
		2,854,920

	INDUSTRIALS – 7.6%
3,230	Acacia Research Corp.*	112,307
4,003	Cintas Corp.	147,711
2,871	Deere & Co.	212,081
3,285	Illinois Tool Works, Inc.	184,453
7,178	MasTec, Inc.*	117,360
1,684	Middleby Corp.*	172,223
1,987	Snap-on, Inc.	120,233
3,699	Stanley Black & Decker, Inc.	245,059
5,107	United Parcel Service, Inc. - Class B	382,718
1,630	Wabtec Corp.	118,354
		1,812,499

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 19.1%
3,616	Adobe Systems, Inc.*	$112,277
966	Apple, Inc.*	558,087
4,333	Autodesk, Inc.*	138,743
8,558	Cirrus Logic, Inc.*	245,786
10,242	eBay, Inc.*	401,384
17,500	EMC Corp.*	417,375
5,493	Finisar Corp.*	78,824
496	Google, Inc. - Class A*	288,106
6,930	IAC/InterActiveCorp	311,296
10,960	Intel Corp.	283,206
1,684	International Business Machines Corp.	324,844
3,036	KLA-Tencor Corp.	139,140
10,490	Mentor Graphics Corp.*	147,909
5,852	Microsemi Corp.*	103,346
14,162	Nuance Communications, Inc.*	293,012
3,174	RADWARE Ltd.*	121,691
8,522	Seagate Technology PLC	199,670
4,355	Sourcefire, Inc.*	240,222
6,073	TIBCO Software, Inc.*	162,453
		4,567,371

	MATERIALS – 3.2%
1,987	Ashland, Inc.	127,029
8,724	Barrick Gold Corp.	340,759
1,849	Monsanto Co.	142,743
1,573	PPG Industries, Inc.	162,711
		773,242

	TELECOMMUNICATION SERVICES – 2.9%
12,561	AT&T, Inc.	429,210
10,132	Vodafone Group PLC - ADR	271,436
		700,646

	UTILITIES – 3.8%
6,460	American States Water Co.	237,663
7,233	California Water Service Group	125,927
3,147	Northeast Utilities	113,323
4,030	Pinnacle West Capital Corp.	199,001
8,309	Westar Energy, Inc.	237,804
		913,718

	TOTAL COMMON STOCKS (Cost $19,787,477)	22,855,475

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	EXCHANGE-TRADED FUNDS – 0.5%
4,428	SPDR S&P Regional Banking ETF	$117,917

	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,725)	117,917

Principal Amount	Value

	SHORT-TERM INVESTMENTS – 3.9%
$928,539	UMB Money Market Fiduciary Fund, 0.01%1	928,539

	TOTAL SHORT-TERM INVESTMENTS(Cost $928,539)	928,539

	TOTAL INVESTMENTS – 99.8% (Cost $20,843,741)	23,901,931
	Other Assets in Excess of Liabilities – 0.2%	48,361

	TOTAL NET ASSETS – 100.0%	$23,950,292

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	19.1%
Financials	13.5%
Consumer Staples	13.3%
Health Care	11.9%
Consumer Discretionary	10.8%
Energy	9.3%
Industrials	7.6%
Utilities	3.8%
Materials	3.2%
Telecommunication Services	2.9%
Total Common Stocks	95.4%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS – 85.9%
	CONSUMER DISCRETIONARY – 18.0%
6,812	Bally Technologies, Inc.*1	$317,099
12,510	Cinemark Holdings, Inc.1	288,481
6,583	Dick's Sporting Goods, Inc.1	306,109
5,912	Dollar Tree, Inc.*1	610,000
14,480	Foot Locker, Inc.1	459,595
5,912	General Motors Co.*1	131,246
17,536	Grupo Televisa S.A.B. - ADR1	333,009
40,698	Interpublic Group of Cos., Inc.1	422,852
14,640	Leggett & Platt, Inc.1	304,366
10,867	Lennar Corp. - Class A1	296,560
14,580	Macy's, Inc.1	554,769
10,296	Ross Stores, Inc.1	651,016
6,954	Thor Industries, Inc.1	213,836
11,824	TJX Cos., Inc.1	502,047
2,099	VF Corp.1	296,043
2,285	Whirlpool Corp.1	141,396
		5,828,424

	CONSUMER STAPLES – 8.7%
7,320	Coca-Cola Co.1	547,023
7,725	Corn Products International, Inc.1	394,670
8,750	H.J. Heinz Co.1	464,450
8,840	Hain Celestial Group, Inc.*1	490,532
6,960	Hershey Co.1	465,346
21,190	Kroger Co.1	466,392
		2,828,413

	ENERGY – 1.0%
10,967	Tenaris S.A. - ADR1	341,951

	FINANCIALS – 3.2%
12,295	Hospitality Properties Trust - REIT1	289,055
9,439	Rayonier, Inc. - REIT1	405,594
10,996	U.S. Bancorp1	342,086
		1,036,735

	HEALTH CARE – 13.1%
5,426	Abbott Laboratories1	335,273
6,583	Amgen, Inc.1	457,650
2,285	Bio-Rad Laboratories, Inc. - Class A*1	227,609
8,011	Cyberonics, Inc.*1	308,824
5,569	Express Scripts Holding Co.*1	290,647
10,196	HCA Holdings, Inc.1	264,994
6,483	McKesson Corp.1	565,836

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11,624	Merck & Co., Inc.1	$436,830
9,439	Orthofix International N.V.*1	357,738
12,009	Teva Pharmaceutical Industries Ltd. - ADR1	470,633
9,339	UnitedHealth Group, Inc.1	520,836
		4,236,870

	INDUSTRIALS – 16.8%
7,526	Clean Harbors, Inc.*1	467,139
3,527	Cummins, Inc.1	341,943
5,141	Deere & Co.1	379,766
17,836	Deluxe Corp.1	412,368
18,778	Granite Construction, Inc.1	430,392
1,000	Honeywell International, Inc.1	55,660
7,625	IDEX Corp.1	302,941
3,356	Lincoln Electric Holdings, Inc.1	159,678
4,484	Snap-on, Inc.1	271,327
2,199	Stanley Black & Decker, Inc.1	145,684
3,913	Teledyne Technologies, Inc.*1	233,136
12,581	Textainer Group Holdings Ltd.1	413,537
4,570	Union Pacific Corp.1	509,098
5,255	United Parcel Service, Inc. - Class B1	393,810
4,955	United Technologies Corp.1	367,215
1,914	W.W. Grainger, Inc.1	370,646
5,055	Woodward, Inc.1	190,624
		5,444,964

	INFORMATION TECHNOLOGY – 18.2%
928	Apple, Inc.*1	536,133
6,483	Autodesk, Inc.*1	207,586
6,826	Broadridge Financial Solutions, Inc.1	138,090
6,383	Check Point Software Technologies Ltd.*1	327,065
19,735	EMC Corp.*1	470,680
9,910	Finisar Corp.*1	142,208
19,349	Intel Corp.1	499,978
2,271	International Business Machines Corp.1	438,076
857	Mastercard, Inc. - Class A1	348,379
14,194	NCR Corp.*1	304,035
20,392	Nuance Communications, Inc.*1	421,911
16,936	Procera Networks, Inc.*1	353,962
6,554	QUALCOMM, Inc.1	375,610
10,838	Seagate Technology PLC1	253,934
15,065	Synopsys, Inc.*1	445,171
9,625	TIBCO Software, Inc.*1	257,469

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
11,724	Total System Services, Inc.1	$272,817
2,199	Trimble Navigation Ltd.*1	103,716
		5,896,820

	MATERIALS – 2.2%
7,625	Eastman Chemical Co.1	355,020
28,503	Harry Winston Diamond Corp.*1	351,727
		706,747

	TELECOMMUNICATION SERVICES – 3.7%
19,249	AT&T, Inc.1	657,738
20,020	Vodafone Group PLC - ADR1	536,336
		1,194,074

	UTILITIES – 1.0%
9,439	NorthWestern Corp.1	335,179

	TOTAL COMMON STOCKS (Cost $24,691,273)	27,850,177

	EXCHANGE-TRADED FUNDS – 1.2%
5,712	iShares Russell 2000 Value Index Fund1	385,503

	TOTAL EXCHANGE-TRADED FUNDS (Cost $375,707)	385,503

Principal Amount	Value

	SHORT-TERM INVESTMENTS – 15.4%
$4,998,487	UMB Money Market Fiduciary Fund, 0.01%1,2	4,998,487

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,998,487)	4,998,487

	TOTAL INVESTMENTS – 102.5% (Cost $30,065,467)	33,234,167
	Liabilities in Excess of Other Assets – (2.5)%	(802,741)

	TOTAL NET ASSETS – 100.0%	$32,431,426

Number of Shares	Value

SECURITIES SOLD SHORT – 86.2%
COMMON STOCKS – 83.2%
CONSUMER DISCRETIONARY – 21.0%
(1,220)	AutoZone, Inc.*	(463,917)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(11,567)	Bravo Brio Restaurant Group, Inc.*	$(189,930)
(27,132)	Career Education Corp.*	(177,443)
(628)	Chipotle Mexican Grill, Inc.*	(259,408)
(5,284)	Deckers Outdoor Corp.*	(294,160)
(11,838)	Finish Line, Inc. - Class A	(244,100)
(5,926)	Hyatt Hotels Corp. - Class A*	(219,203)
(5,826)	J.C. Penney Co., Inc.	(152,816)
(8,930)	Johnson Controls, Inc.	(269,150)
(10,560)	Kohl's Corp.	(483,859)
(10,867)	Lamar Advertising Co. - Class A*	(267,437)
(15,330)	Lowe's Cos., Inc.	(409,618)
(6,383)	Lululemon Athletica, Inc.*	(463,661)
(11,624)	National CineMedia, Inc.	(156,808)
(10,096)	Nordstrom, Inc.	(478,247)
(286)	NVR, Inc.*	(230,173)
(3,260)	Polo Ralph Lauren Corp.	(485,088)
(16,493)	PulteGroup, Inc.*	(154,374)
(4,400)	Royal Caribbean Cruises Ltd.	(103,620)
(31,687)	Staples, Inc.	(416,367)
(4,084)	Tempur-Pedic International, Inc.*	(188,722)
(14,680)	Thomson Reuters Corp.	(403,260)
(10,723)	Urban Outfitters, Inc.*	(299,922)
		(6,811,283)

	CONSUMER STAPLES – 7.5%
(6,383)	Campbell Soup Co.	(202,341)
(9,853)	Cia de Bebidas das Americas - ADR	(377,863)
(22,976)	ConAgra Foods, Inc.	(577,846)
(8,996)	Kellogg Co.	(438,825)
(19,635)	Safeway, Inc.	(373,458)
(8,197)	Sanderson Farms, Inc.	(450,343)
		(2,420,676)

	ENERGY – 1.5%
(6,383)	Cameco Corp.	(122,362)
(6,112)	Dril-Quip, Inc.*	(370,326)
		(492,688)

	FINANCIALS – 1.9%
(64,421)	Banco Santander S.A. - ADR	(342,720)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(1,956)	Public Storage - REIT	$(261,067)
		(603,787)

	HEALTH CARE – 11.4%
(11,253)	Alere, Inc.*	(206,718)
(3,142)	AMERIGROUP Corp.*	(196,061)
(10,196)	AstraZeneca PLC - ADR	(412,020)
(5,241)	Baxter International, Inc.	(265,299)
(6,197)	Becton, Dickinson and Co.	(453,187)
(12,481)	Lincare Holdings, Inc.	(286,189)
(9,439)	Owens & Minor, Inc.	(268,728)
(4,041)	Quest Diagnostics, Inc.	(229,933)
(9,925)	Sanofi - ADR	(337,748)
(11,253)	Valeant Pharmaceuticals International, Inc.*	(547,571)
(7,240)	WellPoint, Inc.	(487,904)
		(3,691,358)

	INDUSTRIALS – 16.2%
(10,210)	Aecom Technology Corp.*	(166,321)
(11,100)	Avery Dennison Corp.	(323,121)
(5,120)	Canadian National Railway Co.	(419,533)
(5,669)	Ceradyne, Inc.	(142,802)
(6,710)	Colfax Corp.*	(190,094)
(22,020)	CSX Corp.	(459,998)
(4,180)	Eaton Corp.	(178,319)
(6,812)	EMCOR Group, Inc.	(186,308)
(12,010)	Fastenal Co.	(531,202)
(8,011)	General Dynamics Corp.	(512,784)
(34,115)	Heartland Express, Inc.	(485,798)
(8,250)	Ingersoll-Rand PLC	(340,807)
(3,713)	Navistar International Corp.*	(103,741)
(24,304)	Pitney Bowes, Inc.	(331,507)
(19,510)	Republic Services, Inc.	(514,284)
(3,841)	Rockwell Collins, Inc.	(193,471)
(10,681)	SYKES Enterprises, Inc.*	(160,749)
		(5,240,839)

	INFORMATION TECHNOLOGY – 16.6%
(18,850)	Arris Group, Inc.*	(232,421)
(5,398)	Arrow Electronics, Inc.*	(183,046)
(3,184)	ASML Holding N.V.	(145,859)
(6,297)	Blackbaud, Inc.	(162,777)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(5,426)	CACI International, Inc. - Class A*	$(232,233)
(4,998)	Cognizant Technology Solutions Corp. - Class A*	(291,134)
(17,250)	Compuware Corp.*	(155,250)
(41,595)	Dell, Inc.*	(512,866)
(16,493)	Fairchild Semiconductor International, Inc.*	(217,873)
(39,270)	Flextronics International Ltd.*	(252,113)
(3,856)	Harris Corp.	(153,392)
(13,495)	Infosys Ltd. - ADR	(568,140)
(11,024)	Jabil Circuit, Inc.	(210,889)
(28,289)	Logitech International S.A.*	(289,397)
(8,868)	Microchip Technology, Inc.	(275,085)
(51,279)	Nokia OYJ - ADR	(136,915)
(9,982)	NVIDIA Corp.*	(124,076)
(31,830)	SAIC, Inc.	(353,631)
(6,098)	SAP A.G. - ADR	(349,537)
(6,212)	Solera Holdings, Inc.	(275,813)
(19,978)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(274,298)
		(5,396,745)

	MATERIALS – 2.6%
(5,812)	International Flavors & Fragrances, Inc.	(327,681)
(8,260)	Rock-Tenn Co. - Class A	(426,133)
(8,582)	Titanium Metals Corp.	(98,521)
		(852,335)

	TELECOMMUNICATION SERVICES – 3.6%
(8,925)	America Movil S.A.B. de C.V. - ADR	(210,273)
(12,638)	Rogers Communications, Inc. - Class B	(433,610)
(9,514)	Telefonica S.A. - ADR	(105,317)
(45,180)	Windstream Corp.	(422,885)
		(1,172,085)

	UTILITIES – 0.9%
(7,911)	Exelon Corp.	(292,549)

	TOTAL COMMON STOCKS (Proceeds $28,071,658)	(26,974,345)

	EXCHANGE-TRADED FUNDS – 3.0%
(7,980)	Powershares QQQ Trust Series 1	(495,238)
(3,913)	SPDR S&P Metals & Mining ETF	(154,368)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(5,808)	SPDR S&P Pharmaceuticals ETF	$(322,983)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $977,198)	(972,589)

	TOTAL SECURITIES SOLD SHORT (Proceeds $29,048,856)	$(27,946,934)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	Long security positions with a value of $33,234,167 have been segregated in connection with securities sold short.
2	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	18.2%
Consumer Discretionary	18.0%
Industrials	16.8%
Health Care	13.1%
Consumer Staples	8.7%
Telecommunication Services	3.7%
Financials	3.2%
Materials	2.2%
Energy	1.0%
Utilities	1.0%
Total Common Stocks	85.9%
Exchange-Traded Funds	1.2%
Short-Term Investments	15.4%
Total Investments	102.5%
Liabilities in Excess of Other Assets	(2.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS – 101.5%
	CONSUMER DISCRETIONARY – 19.2%
800	Carrols Restaurant Group, Inc.*	$4,880
190	Churchill Downs, Inc.	11,400
151	CROCS, Inc.*	2,553
231	Destination Maternity Corp.	4,505
113	Dorman Products, Inc.*	5,440
750	Fiesta Restaurant Group, Inc.	9,150
206	Fisher Communications, Inc.*	5,900
700	Interval Leisure Group, Inc.	11,655
1,129	Isle of Capri Casinos, Inc.*	6,040
379	Mac-Gray Corp.	4,696
589	Marcus Corp.	7,851
799	Marine Products Corp.	4,171
101	Papa John's International, Inc.*	4,699
762	RG Barry Corp.	9,799
87	Saga Communications, Inc. - Class A*	3,036
283	Shiloh Industries, Inc.	2,779
457	Shoe Carnival, Inc.*	9,679
170	Smith & Wesson Holding Corp.*	1,146
		109,379

	CONSUMER STAPLES – 3.7%
195	Fresh Del Monte Produce, Inc.	4,577
209	J&J Snack Foods Corp.	11,509
150	Spectrum Brands Holdings, Inc.*	5,178
		21,264

	ENERGY – 1.2%
264	Delek U.S. Holdings, Inc.	4,253
10	OYO Geospace Corp.*	928
37	Targa Resources Corp.	1,641
		6,822

	FINANCIALS – 22.3%
242	Baldwin & Lyons, Inc. - Class B	5,142
1,038	Calamos Asset Management, Inc. - Class A	11,293
190	Center Bancorp, Inc.	1,959
90	Credit Acceptance Corp.*	7,627
649	Donegal Group, Inc. - Class A	9,651
248	EMC Insurance Group, Inc.	4,920
83	Enstar Group Ltd.*	7,563
24	Epoch Holding Corp.	552
262	First Defiance Financial Corp.	4,189
181	Horace Mann Educators Corp.	3,097

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
800	Investors Bancorp, Inc.*	$11,952
450	Lakeland Financial Corp.	11,560
116	LaSalle Hotel Properties - REIT	3,199
220	MarketAxess Holdings, Inc.	7,104
53	Metro Bancorp, Inc.*	600
155	Peoples Bancorp, Inc.	2,909
35	ProAssurance Corp.	3,085
217	Safety Insurance Group, Inc.	8,704
25	StellarOne Corp.	302
639	Symetra Financial Corp.	7,221
152	Union First Market Bankshares Corp.	2,122
65	United Fire Group, Inc.	1,381
460	Washington Trust Bancorp, Inc.	10,838
		126,970

	HEALTH CARE – 8.2%
332	Amicus Therapeutics, Inc.*	1,570
152	Arthrocare Corp.*	3,979
236	Cantel Medical Corp.	5,159
250	Capital Senior Living Corp.*	2,470
259	Cynosure, Inc. - Class A*	5,108
242	Medtox Scientific, Inc.*	4,891
280	National Healthcare Corp.	11,987
964	Select Medical Holdings Corp.*	8,907
42	WellCare Health Plans, Inc.*	2,372
		46,443

	INDUSTRIALS – 28.7%
77	Amerco, Inc.	6,477
95	American Railcar Industries, Inc.*	2,009
1	Astronics Corp. - Class B*	26
267	Barrett Business Services, Inc.	5,273
97	CAI International, Inc.*	1,798
131	Cascade Corp.	6,545
390	CDI Corp.	6,544
296	Coleman Cable, Inc.	2,546
214	Columbus McKinnon Corp.*	3,304
97	Cubic Corp.	4,210
70	DXP Enterprises, Inc.*	3,290
836	Franklin Covey Co.*	7,716
410	Generac Holdings, Inc.*	10,147
680	GP Strategies Corp.*	10,717
170	H&E Equipment Services, Inc.*	2,698

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
265	Hurco Cos., Inc.*	$5,846
121	Kadant, Inc.*	2,747
43	LB Foster Co. - Class A	1,189
39	McGrath Rentcorp	985
42	Mueller Industries, Inc.	1,784
54	NACCO Industries, Inc. - Class A	5,666
121	Navigant Consulting, Inc.*	1,448
184	Park-Ohio Holdings Corp.*	3,395
360	Patriot Transportation Holding, Inc.*	7,391
430	Pike Electric Corp.*	3,105
35	Powell Industries, Inc.*	1,287
262	Quality Distribution, Inc.*	2,782
64	Raven Industries, Inc.	4,264
65	Robbins & Myers, Inc.	2,963
470	Rollins, Inc.	9,983
13	Teledyne Technologies, Inc.*	775
212	Textainer Group Holdings Ltd.	6,968
197	Trimas Corp.*	3,942
253	U.S. Ecology, Inc.	4,354
200	Unifirst Corp.	11,444
584	Universal Truckload Services, Inc.	7,674
		163,292

	INFORMATION TECHNOLOGY – 14.1%
540	Actuate Corp.*	3,607
29	Cardtronics, Inc.*	813
231	Cray, Inc.*	2,467
1,150	Deltek, Inc.*	12,064
490	Electronics for Imaging, Inc.*	7,223
573	Guidance Software, Inc.*	4,699
73	Monotype Imaging Holdings, Inc.*	1,000
198	Multi-Fineline Electronix, Inc.*	4,904
802	PC Connection, Inc.	7,202
277	Perficient, Inc.*	3,138
500	SS&C Technologies Holdings, Inc.*	11,790
179	Syntel, Inc.	10,006
92	Ultratech, Inc.*	2,789
292	Verint Systems, Inc.*	8,386
		80,088

	MATERIALS – 2.5%
110	Chemtura Corp.*	1,662
107	H.B. Fuller Co.	3,253

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2012 (Unaudited)

Number of Shares	Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
144	Koppers Holdings, Inc.	$5,056
527	Landec Corp.*	3,852
10	Schweitzer-Mauduit International, Inc.	669
		14,492
	UTILITIES – 1.6%
221	Southwest Gas Corp.	9,278

	TOTAL COMMON STOCKS (Cost $587,529)	578,028

Principal Amount	Value

	SHORT-TERM INVESTMENTS – 0.8%
$4,529	UMB Money Market Fiduciary Fund, 0.01%1	4,529

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,529)	4,529

	TOTAL INVESTMENTS – 102.3% (Cost $592,058)	582,557
	Liabilities in Excess of Other Assets – (2.3)%	(12,900)

	TOTAL NET ASSETS – 100.0%	$569,657

REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	28.7%
Financials	22.3%
Consumer Discretionary	19.2%
Information Technology	14.1%
Health Care	8.2%
Consumer Staples	3.7%
Materials	2.5%
Utilities	1.6%
Energy	1.2%
Total Common Stocks	101.5%
Short-Term Investments	0.8%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2012 (Unaudited)

All-Cap Core Fund	Market Neutral Fund
Assets:
Investments in securities, at value (cost $20,843,741 and $30,065,467)	$23,901,931	$33,234,167
Cash	—	2,946,241
Cash deposited with broker for securities sold short	—	24,152,070
Receivables:
Fund shares sold	—	14,528
Dividends and interest	44,506	44,150
Investment securities sold	291,091	884,513
Prepaid expenses	15,561	17,615
Total assets	24,253,089	61,293,284

Liabilities:
Securities sold short, at value (proceeds $0 and $29,048,856)	—	27,946,934
Dividends and interest on securities sold short	—	63,623
Payables:
Investment securities purchased	234,769	757,964
Fund shares redeemed	15,559	9,270
Distribution plan (Note 6)	8,729	7,135
Advisory fees	10,643	19,986
Fund accounting fees	6,183	9,509
Transfer agent fees and expenses	4,849	12,252
Fund administration fees	4,362	3,650
Auditing fees	4,047	11,151
Trustees' fees and expenses	2,472	3,227
Custody fees	1,922	6,035
Chief Compliance Officer fees	1,351	1,585
Accrued other expenses	7,911	9,537
Total liabilities	302,797	28,861,858

Net Assets	$23,950,292	$32,431,426

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,979,271	$45,661,648
Accumulated net investment income (loss)	20,550	(553,135)
Accumulated net realized loss on investments	(4,107,719)	(16,947,709)
Net unrealized appreciation on:
Investments	3,058,190	3,168,700
Securities sold short	—	1,101,922
Net Assets	$23,950,292	$32,431,426

Maximum Offering Price per Share:
Class A:
Net assets applicable to shares outstanding	$17,367,285	$28,912,386
Shares of beneficial interest issued and outstanding	1,075,176	2,086,326
Redemption price per share	$16.15	$13.86
Maximum sales charge (5.75% of offering price)*	0.99	0.85
Maximum offering price per share	$17.14	$14.71
Class C:
Net assets applicable to shares outstanding	$6,583,007	$3,519,040
Shares of beneficial interest issued and outstanding	427,009	261,311
Offering and redemption price per share	$15.42	$13.47
* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2012 (Unaudited)

Small-Cap
Core Fund
Assets:
Investments in securities, at value (cost $592,058)	$582,557
Receivables:
Investment securities sold	111,892
Dividends and interest	413
From Advisor	15,860
Prepaid expenses	17,418
Total assets	728,140

Liabilities:
Payables:
Investment securities purchased	113,387
Distribution plan (Note 6)	224
Organizational fees	14,250
Auditing fees	7,526
Transfer agent fees and expenses	4,926
Fund accounting fees	4,775
Fund administration fees	4,252
Trustees' fees and expenses	2,606
Custody fees	1,829
Chief Compliance Officer fees	1,106
Accrued other expenses	3,602
Total liabilities	158,483

Net Assets	$569,657

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$584,774
Accumulated net investment income	888
Accumulated net realized loss on investments	(6,504)
Net unrealized depreciation on investments	(9,501)
Net Assets	$569,657

Shares of beneficial interest issued and outstanding	38,610
Offering and redemption price per share	$14.75

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2012 (Unaudited)

All-Cap Core Fund	Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,145 and $2,681)	$232,400	$349,612
Interest	32	192
Total investment income	232,432	349,804

Expenses:
Advisory fees	103,080	222,096
Distribution fees (Note 6)
Class A	21,004	46,389
Class C	30,524	16,321
Fund administration fees	21,203	22,201
Fund accounting fees	20,084	26,152
Transfer agent fees and expenses	19,439	21,802
Registration fees	15,542	16,434
Custody fees	8,153	10,207
Shareholder reporting fees	6,017	5,974
Legal fees	5,014	5,014
Audit fees	3,761	11,280
Trustees' fees and expenses	3,760	3,761
Chief Compliance Officer fees	2,548	2,548
Insurance fees	779	1,111
Miscellaneous	1,755	2,510
Total expenses	262,663	413,800
Less: Advisory fees waived	(50,781)	(68,439)
Dividends on securities sold short and interest expense
(net of foreign withholding taxes of $2,303)	—	557,578
Net expenses	211,882	902,939
Net investment income (loss)	20,550	(553,135)

Realized and Unrealized Gain on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	386,173	5,184,394
Securities sold short	—	(2,898,569)
Total net realized gain	386,173	2,285,825
Net change in unrealized appreciation (depreciation) on:
Investments	336,963	(1,760,603)
Securities sold short	—	999,867
Total net change in unrealized appreciation (depreciation)	336,963	(760,736)
Net realized and unrealized gain on investments	723,136	1,525,089

Net Increase in Net Assets from Operations	$743,686	$971,954

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2012 (Unaudited)

Small-Cap
Core Fund
Investment Income:
Dividends	$3,886
Interest	2
Total investment income	3,888

Expenses:
Fund administration fees	19,554
Fund accounting fees	13,814
Registration fees	13,192
Transfer agent fees and expenses	10,300
Custody fees	9,802
Organizational fees	8,550
Audit fees	7,525
Legal fees	3,561
Trustees' fees and expenses	3,399
Shareholder reporting fees	3,026
Chief Compliance Officer fees	1,980
Advisory fees	1,928
Insurance fees	988
Distribution fees (Note 6)	534
Miscellaneous	1,735
Total expenses	99,888
Less: Advisory fees waived	(1,928)
Less: Other expenses absorbed	(94,990)
Net expenses	2,970
Net investment income	918

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain on investments	1,717
Total net realized gain	1,717

Net change in unrealized appreciation/depreciation on investments	(10,372)
Total net change in unrealized appreciation/depreciation	(10,372)
Net realized and unrealized loss on investments	(8,655)

Net Decrease in Net Assets from Operations	$(7,737)

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

All-Cap Core Fund1
Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Increase in Net Assets from:
Operations:
Net investment income (loss)	$20,550	$(17,462)
Net realized gain on investments	386,173	2,110,016
Net change in unrealized appreciation (depreciation) on investments	336,963	(868,130)
Net increase in net assets resulting from operations	743,686	1,224,424

Capital Transactions:
Net proceeds from shares sold:
Class A	4,385,517	9,639,677
Class C	1,954,333	1,424,305
Cost of shares redeemed:
Class A*	(2,845,210)	(10,100,059)
Class C**	(952,309)	(1,968,613)
Net increase (decrease) from capital transactions	2,542,331	(1,004,690)

Total increase in net assets	3,286,017	219,734

Net Assets:
Beginning of period	20,664,275	20,444,541
End of period	$23,950,292	$20,664,275

Accumulated net investment income	$20,550	$—

Capital Share Transactions:
Shares sold:
Class A	264,518	613,178
Class C	123,122	94,046
Shares redeemed:
Class A	(173,797)	(664,642)
Class C	(60,059)	(128,296)
Net increase (decrease) from capital share transactions	153,784	(85,714)

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
*	Net of redemption fee proceeds of $44 and $2,193, respectively.
**	Net of redemption fee proceeds of $442 and $469, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

Market Neutral Fund
Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Decrease in Net Assets from:
Operations:
Net investment loss	$(553,135)	$(969,385)
Net realized gain on investments and securities sold short	2,285,825	4,012,034
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(760,736)	(1,776,693)
Net increase in net assets resulting from operations	971,954	1,265,956

Capital Transactions:
Net proceeds from shares sold:
Class A	9,423,807	26,079,975
Class C	1,030,670	1,300,053
Cost of shares redeemed:
Class A*	(20,187,426)	(29,699,491)
Class C**	(573,742)	(1,919,729)
Net decrease from capital transactions	(10,306,691)	(4,239,192)

Total decrease in net assets	(9,334,737)	(2,973,236)

Net Assets:
Beginning of period	41,766,163	44,739,399
End of period	$32,431,426	$41,766,163

Accumulated net investment income (loss)	$(553,135)	$—

Capital Share Transactions:
Shares sold:
Class A	704,028	1,997,728
Class C	79,451	102,368
Shares redeemed:
Class A	(1,503,898)	(2,305,124)
Class C	(43,569)	(152,628)
Net decrease from capital share transactions	(763,988)	(357,656)

*	Net of redemption fee proceeds of $316 and $564, respectively.
**	Net of redemption fee proceeds of $0 and $608, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

Zacks Small-Cap Core Fund
Six Months Ended May 31, 2012 (Unaudited)	June 30, 2011* through November 30, 2011
Increase in Net Assets from:
Operations:
Net investment income (loss)	$918	$(23)
Net realized gain (loss) on investments	1,717	(8,230)
Net change in unrealized appreciation/depreciation on investments	(10,372)	870
Net decrease in net assets resulting from operations	(7,737)	(7,383)

Distributions to shareholders:
From net investment income	(106)	-
Total distributions to shareholders	(106)	-

Capital Transactions:
Proceeds from shares sold	596,833	100,000
Reinvestment of distributions	106	-
Cost of shares redeemed	(112,056)	-
Net increase from capital transacations	484,883	100,000

Total increase in net assets	477,040	92,617

Net Assets:
Beginning of period	92,617	-
End of period	$569,657	$92,617

Accumulated net investment income	$888	$76

Capital Share Transactions:
Shares sold	39,203	6,667
Shares reinvested	7	-
Shares redeemed	(7,267)	-
Net increase from capital share transactions	31,943	6,667

*	Commencement of operations

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2012 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$971,954
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(15,663,396)
Sale of investment securities	28,545,788
Purchase of short-term investment securities, net	(2,033,832)
Closed short sale transactions	(38,651,451)
Proceeds from short sale transactions	27,575,256
Decrease in deposits with brokers for short sales	11,179,064
Decrease in dividends and interest receivable	52,969
Increase in receivables for investment securities sold	(464,689)
Increase in prepaid expenses	(9,032)
Increase in payables for investment securities purchased	724,251
Decrease in dividends and interest payable on securities sold short	(7,838)
Decrease in accrued expenses	(58,673)
Net realized gain on investment securities	(2,285,825)
Unrealized depreciation on investment securities	760,736
Net cash from operating activities	10,635,282

Cash Flows from Financing Activities:
Proceeds from shares sold	10,527,192
Payment on shares redeemed	(20,824,711)
Net cash used from financing activities	(10,297,519)

Net Increase in Cash	337,763

Cash:
Beginning balance	2,608,478
Ending balance	$2,946,241

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended May 31, 2012 (Unaudited)		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	Year Ended November 30, 2008		Year Ended November 30, 20072

Net asset value, beginning of period	$15.50		$14.40		$12.95		$11.22	$18.94		$16.56
Income from Investment Operations:
Net investment income (loss)	0.03	3	0.02	3	—	3	0.06	(0.01	) 3	(0.06)
Net realized and unrealized gain (loss) on investments	0.62		1.08		1.50		1.67	(6.42)		2.44
Total from investment operations	0.65		1.10		1.50		1.73	(6.43)		2.38
Less Distributions:
From net investment income	—		—		(0.05)		—	—		—
From net realized gains	—		—		—		—	(1.29)		—
Total distributions	—		—		(0.05)		—	(1.29)		—
Net asset value, end of period	$16.15		$15.50		$14.40		$12.95	$11.22		$18.94

Total return4	4.19%	5	7.64%		11.58%		15.42%	(36.40)%		14.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,367		$15,260		$14,912		$19,577	$18,280		$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.09%	6	2.02%		2.24%		2.07%	2.14%		16.27%
After fees waived and expenses absorbed	1.65%	6	1.65%		1.65%		1.65%	1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.06)%	6	(0.26)%		(0.42)%		(0.02)%	(0.58)%		(14.99)%
After fees waived and expenses absorbed	0.38%	6	0.11%		0.17%		0.40%	(0.09)%		(0.37)%

Portfolio turnover rate	27%	5	63%		64%		132%	116%		69%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund
2
Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007. Claymore Advisor, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

3	Based on average shares outstanding during the period.
4
Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5	Not Annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended May 31, 2012 (Unaudited)		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	Year Ended November 30, 2008		Year Ended November 30, 20072

Net asset value, beginning of period	$14.85		$13.89		$12.55		$10.95	$18.64		$16.43
Income from Investment Operations:
Net investment income (loss)	(0.03)	3	(0.10)	3	—	3	(0.03)	(0.05)	3	(0.26)
Net realized and unrealized gain (loss) on investments	0.60		1.06		1.34		1.63	(6.35)		2.47
Total from investment operations	0.57		0.96		1.34		1.60	(6.40)		2.21
Less Distributions:
From net investment income	—		—		—		—	—		—
From net realized gains	—		—		—		—	(1.29)		—
Total distributions	—		—		—		—	(1.29)		—
Net asset value, end of period	$15.42		$14.85		$13.89		$12.55	$10.95		$18.64

Total return4	3.84%	5	6.91%		10.68%		14.61%	(36.86)%		13.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,583		$5,404		$5,532		$6,047	$2,699		$299

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.84%	6	2.77%		2.99%		2.82%	2.89%		16.39%
After fees waived and expenses absorbed	2.40%	6	2.40%		2.40%		2.40%	2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.81)%	6	(1.01)%		(1.17)%		(0.73)%	(1.33)%		(15.15)%
After fees waived and expenses absorbed	(0.37)%	6	(0.64)%		(0.58)%		(0.31)%	(0.84)%		(1.16)%

Portfolio turnover rate	27%	5	63%		64%		132%	116%		69%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2
Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007. Claymore Advisor, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

3	Based on average shares outstanding during the period.
4
Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.

5	Not Annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended May 31, 2012 (Unaudited)		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$13.45		$12.91		$12.99		$14.66	$15.00
Income from Investment Operations:
Net investment loss	(0.18)	1	(0.35)	1	(0.30)	1	(0.37)	(0.05)	1
Net realized and unrealized gain (loss) on investments	0.59		0.89		0.22		(1.24)	(0.29)
Total from investment operations	0.41		0.54		(0.08)		(1.61)	(0.34)
Less Distributions:
From net investment income	—		—		—		(0.06)	—
From net realized gains	—		—		—		—	—
Total distributions	—		—		—		(0.06)	—
Net asset value, end of period	$13.86		$13.45		$12.91		$12.99	$14.66

Total return2	3.05%	3	4.18%		(0.62)%		(10.96)%	(2.27)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,912		$38,809		$41,241		$91,846	$137,450

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	4.75%	4	4.52%		4.38%		3.13%	2.27%	4
After fees waived and expenses absorbed	4.41%	4	4.22%		3.99%		3.04%	2.20%	4
Ratio of net investment loss to average net assets6
Before fees waived and expenses absorbed	(3.02)%	4	(2.99)%		(2.56)%		(1.93)%	(1.09)%	4
After fees waived and expenses absorbed	(2.68)%	4	(2.69)%		(2.17)%		(1.84)%	(1.02)%	4

Portfolio turnover rate	41%	3	93%		79%		227%	25%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5
Includes dividend and interest expense on securities sold short. For the periods ended May 31, 2012, November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 1.99%, 1.94%, 2.04%, 1.74%, and 1.72%, respectively; the ratio of expenses to average net assets after fees waived would have been 1.65%.

6
Includes dividend and interest expense on securities sold short. For the periods ended May 31, 2012, November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (0.26)%, (0.42)%, (0.23)%, (0.55)%, and (0.55)%, respectively; the ratio of net investment income to average net assets after fees waived would have been 0.08%, (0.12)%, 0.17%, (0.45)%, and (0.47)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended May 31, 2012 (Unaudited)		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$13.12		$12.69		$12.86		$14.63	$15.00
Income from Investment Operations:
Net investment loss	(0.22)	1	(0.44)	1	(0.30)	1	(0.43)	(0.08)	1
Net realized and unrealized gain (loss) on investments	0.57		0.87		0.13		(1.28)	(0.29)
Total from investment operations	0.35		0.43		(0.17)		(1.71)	(0.37)
Less Distributions:
From net investment income	—		—		—		(0.06)	—
From net realized gains	—		—		—		—	—
Total distributions	—		—		—		(0.06)	—
Net asset value, end of period	$13.47		$13.12		$12.69		$12.86	$14.63

Total return2	2.67%	3	3.39%		(1.32)%		(11.66)%	(2.47)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,519		$2,957		$3,499		$8,971	$8,853

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	5.51%	4	5.27%		5.13%		3.88%	3.00%	4
After fees waived andexpenses absorbed	5.17%	4	4.97%		4.74%		3.79%	2.93%	4
Ratio of net investment loss to average net assets6:
Before fees waived andexpenses absorbed	(3.77)%	4	(3.75)%		(3.33)%		(2.68)%	(1.83)%	4
After fees waived andexpenses absorbed	(3.43)%	4	(3.45)%		(2.94)%		(2.59)%	(1.76)%	4

Portfolio turnover rate	41%	3	93%		79%		227%	25%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (application to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.

3	Not annualized.
4	Annualized.
5
Includes dividend and interest expense on securities sold short. For the periods ended May 31, 2012, November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 2.74%, 2.70%, 2.80%, 2.49%, and 2.46%, respectively; the ratio of expenses to average net assets after fees waived would have been 2.40%.

6
Includes dividend and interest expense on securities sold short. For the periods ended May 31, 2012, November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (1.01)%, (1.17)%, (0.98)%, (1.30)%, and (1.28)%, respectively; the ratio of net investment income to average net assets after fees waived would have been (0.67)%, (0.87)%, (0.58)%, (1.20)%, and (1.21)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months		June 30, 2011*
	Ended		through
	May 31, 2012 (Unaudited)		November 30, 2011
Net asset value, beginning of period	$13.89		$15.00
Income from Investment Operations:
Net investment income	0.03	1	-	1
Net realized and unrealized gain (loss) on investments	0.81		(1.11)
Total from investment operations	0.84		(1.11)
Less Distributions:
From net investment income	0.02		-
Total distributions	0.02		-
Net asset value, end of period	$14.75		$13.89

Total return2	6.31%	3	(7.40%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$570		$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	46.79%	4	229.27%	4
After fees waived and expenses absorbed	1.39%	4	1.39%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(44.97%)	4	(227.94%)	4
After fees waived and expenses absorbed	0.43%	4	(0.06%)	4

Portfolio turnover rate	108%	3	105%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2012 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly know as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2012 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2012, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small-Cap Core Fund incurred offering costs of approximately $17,051, which are being amortized over a one-year period from June 30, 2011 (commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken or expected to be taken in all open tax years.  This period of time is considered to be the prior three tax years, when applicable, and the Funds’ current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 1.10% and 0.90% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% for Zacks All-Cap Core Fund and Zacks Market Neutral Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.39% for Zacks Small-Cap Core Fund through June 30, 2012.

For the period ended May 31, 2012, the Advisor waived fees as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$50,781	$-	$50,781
Market Neutral Fund	68,439	-	68,439
Small-Cap Core Fund	1,928	94,990	96,918
	$121,148	$94,990	$216,138

The Advisor may recover from each Fund fees and expenses previously waived or reimbursed, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limits in places at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The advisor may recapture a portion of the amounts no later than the dates stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
November 30, 2012	$114,260	$140,684	$-
November 30, 2013	131,993	252,611	-
November 30, 2014	83,004	103,281	86,223

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

November 30, 2015	50,781	68,439	96,918
Potential Recoverable Expenses	$380,038	$565,015	$183,141

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration

Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended May 31, 2012 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$ 13,919	$ 145
Market Neutral Fund	$ 25,629	$ 71

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2012, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended May 31, 2012 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At May 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$20,966,896	$30,095,305	$592,196

Proceeds from securities sold short	$-	$(28,429,483)	$-

Gross unrealized appreciation	$3,902,176	$6,148,696	$19,098
Gross unrealized depreciation	(967,141)	(2,527,285)	(28,737)
Net unrealized appreciation (depreciation) on investments and securities sold short	$2,935,035	$3,621,411	$(9,639)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Undistributed ordinary income	$-	$-	$76
Undistributed long-term gains	-	-	-
Tax accumulated earnings	-	-	76
Accumulated capital and other losses	$(4,357,180)	$(18,285,926)	$(8,112)
Unrealized appreciation on investments	2,584,515	4,083,750	761

Total accumulated earnings (deficit)	$(1,722,665)	$(14,202,176)	$(7,275)

The tax character of distributions paid during the fiscal year ended November 30, 2011 and 2010 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	11/30/11	11/30/10	11/30/11	11/30/10	11/30/11
Distributions paid from:
Ordinary income	$-	$68,238	$-	$-	$-
Long-term capital gains	-	-	-	-	-
Total distributions	$-	$68,238	$-	$-	$-

At November 30, 2011, the Funds had accumulated capital loss carryforwards as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$4,264,844	$16,548,291	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-tem	-	-	6,680
	$4,264,844	$18,285,296	$6,680

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2011, the All-Cap Core and Market Neutral Funds utilized $1,864,348 and $4,225,629 of their capital loss carryovers, respectively.

During the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2011, the All-Cap Core and Small-Cap Core Funds had

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

$92,336 and $1,252 of post-October losses, respectively, which are deferred until December 1 0211 for tax purposes.

Note 5 – Investment Transactions:
For the six months ended May 31, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$7,856,700	$6,038,493
Market Neutral Fund	15,663,396	28,545,788
Small-Cap Core Fund	935,194	440,156

Note 6 – Distribution Plan
Zacks All-Cap Core Fund and Zacks Market Neutral Fund have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. Zacks Small-Cap Core Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the six months ended May 31, 2012, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2012, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$22,855,475	$-	$-	$22,855,475
Exchange Traded Funds	117,917	-	-	117,917
Short-Term Investments	928,539	-	-	928,539
Total Investments in Securities	$23,901,931	$-	$-	$23,901,931

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$27,850,177	$-	$-	$27,850,177
Exchange Traded Funds	385,503	-	-	385,503
Short-Term Investments	4,998,487	-	-	4,998,487
Total Investments in Securities	$33,234,167	$-	$-	$33,234,167

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Short
Common Stocks1	$(26,974,345)	$-	$-	$(26,974,345)
Exchange Traded Funds	(972,589)	-	-	(972,589)
Total Investments in Securities	$(27,946,934)	$-	$-	$(27,946,934)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
There were no transfers between Levels at period end.

Small-Cap Core Fund	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$109,379	$-	$-	$109,379
Consumer Staples	21,264	-	-	21,264
Energy	6,822	-	-	6,822
Financials	126,970	-	-	126,970
Health Care	46,443	-	-	46,443
Industrials	163,266	26	-	163,292
Information Technology	80,088	-	-	80,088
Materials	14,492	-	-	14,492
Utilities	9,278	-	-	9,278
Short-Term Investments	4,529	-	-	4,529
Total Investments in Securities	$582,531	$-	$-	$582,557

*
The Fund held one Level 2 security at May 31, 2012, due to lack of daily trading, resulting in a stale price utilized from the previous market close in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. This represented the only transfer between levels at the end of the reporting period.

**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Derivative and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 10 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Funds’ financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2012 (Unaudited)

The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Zacks Funds
Expense Example – May 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Zacks All-Cap Core Fund, the Zacks Market Neutral Fund or Zacks Small-Cap Core Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/11 to 5/31/12.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
Expense Example – May 31, 2012 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks All-Cap Core Fund		12/01/11	5/31/12	12/01/11 – 5/31/12
Class A	Actual Performance	$1,000.00	$ 1,041.90	$8.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.75	8.32
Class C	Actual Performance	1,000.00	1,038.40	12.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.00	12.08

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Market Neutral Fund		12/01/11	5/31/12	12/01/11 – 5/31/12
Class A	Actual Performance	$1,000.00	$1,030.50	$22.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.93	22.11
Class C	Actual Performance	1,000.00	1,026.70	26.18
	Hypothetical (5% annual return before expenses)	1,000.00	999.17	25.82

* Expenses are equal to the Fund’s annualized expense ratio of 4.42% and 5.17% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Small-Cap Core Fund		12/30/11	5/31/12	12/30/11 – 5/31/12
	Actual Performance	$1,000.00	$1,063.10	$7.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.04	7.02

* Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund Class A	CZOAX	461418 204
Zacks All-Cap Core Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund	ZSCCX	461418 428

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Investment Managers Series Trust

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	8/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	8/7/12

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/12